Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,907.53
Total Transaction Valuation	21,053,812.20
Total Offset Amount	0.00
Net Fee	$ 2,907.53
Offering Table N/A
Offset Table N/A	N/A